Provisions and other non-financial liabilities (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	$ 145,255	$ 138,019	$ 93,446
Changes in provisions:
Additional provisions	154,581	154,425	184,064
Provision used	(127,624)	(151,581)	(139,506)
Increase(decrease) in foreign currency exchange	(2,482)	(24)	0
Others	(2,947)	4,416	15
Total Increase (decreases)	21,528	7,236	44,573
Total provisions, final balance	166,783	145,255	138,019
Legal proceedings provision [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	14,924	14,862	19,419
Changes in provisions:
Additional provisions	62,922	4,111	1,000
Provision used	(67,685)	(4,049)	(5,557)
Increase(decrease) in foreign currency exchange	4	0	0
Others	0	0	0
Total Increase (decreases)	(4,759)	62	(4,557)
Total provisions, final balance	10,165	14,924	14,862
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	33,238	28,822	26,954
Changes in provisions:
Additional provisions	30,974	0	1,820
Provision used	0	0	0
Increase(decrease) in foreign currency exchange	0	0	0
Others	(2,947)	4,416	48
Total Increase (decreases)	28,027	4,416	1,868
Total provisions, final balance	61,265	33,238	28,822
Miscellaneous other provisions [member]
Disclosure of Provisions and other non-financial liabilities [Line Items]
Total provisions, initial balance	97,093	94,335	47,073
Changes in provisions:
Additional provisions	60,685	150,314	181,244
Provision used	(59,939)	(147,532)	(133,949)
Increase(decrease) in foreign currency exchange	(2,486)	(24)	0
Others	0	0	(33)
Total Increase (decreases)	(1,740)	2,758	47,262
Total provisions, final balance	$ 95,353	$ 97,093	$ 94,335